Segment information - Schedule of asset and income by segment (Details) - Reportable segments [member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 6,485,170		$ 6,485,170		$ 8,620,407
Non-current assets	4,809,992		4,809,992		5,066,477
Current liabilities	6,646,480		6,646,480		6,678,992
Non-current liabilities	0		0		0
Interest expense (income)	(44,710)	$ (14,107)	(69,438)	$ (1,998)
Total operating expenses	4,678,014	4,181,008	12,928,428	9,894,725
Net (loss) income	(4,803,197)	(4,165,026)	(23,442,178)	(9,897,762)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	2,858,066		2,858,066		3,432,340
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Interest expense (income)	(55,710)	(149,761)	(188,931)	(438,818)
Total operating expenses	113	62	561	307
Net (loss) income	55,597	149,699	188,370	438,511
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	9,343,236		9,343,236		12,052,747
Non-current assets	4,809,992		4,809,992		5,066,477
Current liabilities	6,646,480		6,646,480		6,678,992
Non-current liabilities	0		0		$ 0
Interest expense (income)	(100,420)	(163,868)	(258,369)	(440,816)
Total operating expenses	4,678,127	4,181,070	12,928,989	9,895,032
Net (loss) income	$ (4,747,600)	$ (4,015,327)	$ (23,253,808)	$ (9,459,251)